Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,250,000.00
Previously Paid Amount	1,588.15
Total Fee Amount	2,382.22
Total Offset Amount	0.00
Net Fee	$ 794.07
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A